Pension and Other Postretirement Benefit Plans - Summary of Net Periodic Benefit Cost of Defined Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 7.0
Interest cost	6.0	0.6
Other investments	(1.3)
Expected return on plan assets	(4.8)
Settlement loss	0.2
Net periodic benefit cost	$ 7.1